Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 30,971	$ 76,528
Restricted cash	0	126
Accounts receivable, net of allowance of $3,317 and $3,237, respectively	1,718	1,388
Prepaid expenses and other current assets	3,245	3,198
Total current assets	35,934	81,240
Property and equipment, net	42,728	47,981
Operating lease right-of-use assets	9,331	8,171
Other non-current assets	5,349	6,463
Total assets	93,342	143,855
Current liabilities
Accounts payable	6,492	9,850
Warrant liabilities	1,945	8,335
Earnout liabilities	223	1,353
Operating lease liabilities	2,034	2,176
Contract liabilities	3,286	1,941
Accrued expenses and other liabilities	7,481	6,417
Total current liabilities	21,461	30,072
Operating lease liabilities	7,641	6,063
Contract liabilities	1,000	1,000
Other non-current liabilities	499	522
Total liabilities	30,601	37,657
Commitments and contingencies (Note 17)
Stockholders' equity
Preferred stock, $0.0001 par value	0	0
Common stock, $0.0001 par value, unlimited shares authorized; 76,292,604 Class A shares issued and outstanding; and 13,582,642 Class B shares issued and outstanding as of September 30, 2023 and 75,612,795 Class A shares issued and outstanding and 13,582,642 Class B shares issued and outstanding as of December 31, 2022	0	0
Treasury stock, at cost: 516,123 shares at September 30, 2023, and 516,123 shares at December 31, 2022	(8,603)	(8,603)
Additional paid-in capital	342,159	337,928
Accumulated other comprehensive loss	(530)	(312)
Accumulated deficit	(270,285)	(222,815)
Total stockholders’ equity	62,741	106,198
Total liabilities, redeemable preferred stock and stockholders’ equity	$ 93,342	$ 143,855